Consolidated Statements of Cash Flow - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of cash flows [abstract]
Profit/(loss) for the year	€ (5,574)	€ 691	€ (549)
Non-cash items:
Depreciation of property, plant, and equipment (Note 5.2)	203	251	102
Amortization of intangible assets (Note 5.1)	2,881	1,027	38
Impairment of intangible and long-lived assets	25
Net finance expenses (Note 4.9)	543	268	73
Foreign currency gains and losses (Note 4.9)	(34)	(139)	(84)
Gain from the disposal of discontinued operations (Note 4.2)	0	(381)
Gain/loss on disposal of tangible and intangible assets (Note 5.2)	8	18
Share-based compensation expense (Note 4.11)	488	991	600
Change in operating assets and liabilities:
Change in deferred income (Note 5.15)	739	2,797	2,198
Changes in tax positions (Note 4.12)	(232)	564	(13)
Change in provisions (Note 5.10)	(594)	608	21
Change in other operating assets and liabilities	16
Changes in working capital:
Change in current trade and other receivables (Note 5.3)	(3,302)	(477)	(3,208)
Change in current trade and other payables (Note 7.1)	4,162	751	2,288
Cash inflow/outflow from operating activities	(671)	6,969	1,466
Interest paid	(509)	(129)
Net cash inflow/outflow from operating activities	(1,180)	6,840	1,466
Interest received			11
Expenditure for investments in intangible assets (Note 5.1)	(2,418)	(1,845)	(7)
Expenditure for investments in property, plant and equipment (Note 5.2)	(1,755)	(147)	(423)
Cash acquired in business combinations	6,606
Cash paid for business combinations, net of cash acquired (Note 2.2)		(5,643)
Settlement of contingent consideration in connection with a business combination	(295)
Proceeds from the disposal of discontinued operations	250
Disposal of discontinued operations, net of cash disposed of (Note 4.2)		18
Cash inflow/outflow from investing activities	2,388	(7,617)	(419)
Proceeds from shareholder loans (Note 5.9)		5,850
Settlement of contingent consideration in connection with a business combination	(1,000)
Proceeds from issuance of capital	120
Proceeds from bank loans (Note 5.9)		4
Repayment of bank loans	(5)
Cash inflow/outflow from financing activities	(885)	5,854
Change in cash and cash equivalents	323	5,077	1,047
Cash and cash equivalents at January 1	8,064	2,987	1,940
Effects of exchange rate fluctuations on cash	(173)
Cash and cash equivalents at December 31	€ 8,214	€ 8,064	€ 2,987